Share Option Plan (Share-based Compensation of the Company, Restricted Share Units Activity) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Restricted Share [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The Company [Member] | 2008 Equity Compensation Plan [Member] | Restricted Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	4,911,601	7,501,389	9,626,232
Number of Shares, Granted	290,840	1,479,962	3,450,613
Number of Shares, Vested	(2,153,100)	(2,434,628)	(4,492,918)
Number of Shares, Forfeited	(589,789)	(1,635,122)	(1,082,538)
Number of Shares, Unvested, Ending balance	2,459,552	4,911,601	7,501,389
Number of Shares, Expected to vest	2,410,266	4,498,720	7,120,357
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance	$ 3.5	$ 4.5	$ 5.2
Weighted-Average Grant-Date Fair Value, Granted	$ 1.8	$ 2.0	$ 3.0
Weighted-Average Grant-Date Fair Value, Vested	$ 4.4	$ 4.7	$ 5.2
Weighted-Average Grant-Date Fair Value, Forfeited	$ 4.6	$ 4.9	$ 5.6
Weighted-Average Grant-Date Fair Value, Unvested, Ending balance	$ 2.6	$ 3.5	$ 4.5
Weighted-Average Grant-Date Fair Value, Expected to vest	$ 2.6	$ 3.3	$ 4.5